Business Combination - Analysis of the cash flows in respect of the acquisition (Details) - Healthy Harmony Holdings, L.P. & Healthy Harmony GP, Inc - CNY (¥) ¥ in Thousands			12 Months Ended
	Dec. 31, 2019	Dec. 18, 2019	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Cash consideration		¥ 7,941,232
Cash and bank balances acquired		387,162
Net outflow of cash and cash equivalents included in cash flows from investing activities		(7,554,070)
Transaction costs of the acquisition		(229,057)
Total cash flows		(7,783,127)
Transaction costs incurred		311,337
Transaction costs related to a bank borrowings and issuance of equity instruments		¥ 54,470
Transaction costs of the Business Combination			256,867
Partnership's contribution to the Group's revenue	¥ 80,035
Partnership's contribution to the Group's consolidated loss	¥ 196,987
Proforma revenue had the combination taken place at the beginning of the year			¥ 2,449,202
Proforma loss had the combination taken place at the beginning of the year			¥ 496,318